Restructuring Activities Restructuring Costs Excluded from Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Segment Reporting Information [Line Items]
Restructuring and related cost, incurred cost (credit)	$ 108	$ 460	$ 434
United States
Segment Reporting Information [Line Items]
Restructuring and related cost, incurred cost (credit)	37	205	270
International
Segment Reporting Information [Line Items]
Restructuring and related cost, incurred cost (credit)	29	41	69
Canada
Segment Reporting Information [Line Items]
Restructuring and related cost, incurred cost (credit)	18	176	34
General corporate expenses
Segment Reporting Information [Line Items]
Restructuring and related cost, incurred cost (credit)	$ 24	$ 38	$ 61